Commitments and contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Commitments and contingencies

Note 22. Commitments and contingencies

On November 15, 2024, the Group initiated legal proceedings against Performance Team LLC and its wholly owned subsidiary Performance Team Logistics LLC (collectively, “Maersk”). The dispute stems from Maersk’s alleged wrongful termination of an agreement for transport services, a termination the Group believes was without cause and in breach of contract.

To fulfill the Maersk agreement, the Group contracted with BYD Motors LLC (“BYD”) for vehicles and Voltera Power, LLC f/k/a EVConnex, LLC (“Voltera”) for charging infrastructure. Maersk’s purported termination altered the Group’s needs from these suppliers. Upon obtaining control of the 36 heavy-duty electric vehicles delivered by BYD in 2024, the Group recorded $13.2 million in property, plant and equipment and recognized a liability within trade and other payables. On November 13, 2024, and December 2, 2024, BYD and Voltera filed legal actions against the Group to seek damages in relation to the service agreements for BYD and Voltera to respectively provide trucks and charging infrastructure. In the BYD arbitration, the arbitrator issued an award on September 2, 2026, after the reporting date (refer to Note 23). As of June 30, 2026 and December 31, 2025, no provision has been recognized in respect of the BYD arbitration.

The Voltera case is scheduled for trial in December 2026. In respect of the Voltera proceedings, and given the uncertainty of the litigation, the Group is unable to estimate the range of reasonably possible loss that may result from the dispute and therefore no provision has been recognized as of June 30, 2026 and December 31, 2025.

An arbitration proceeding initiated by the Company in January 2025 was resolved by final award on May 21, 2026. The dispute concerned the counterparty’s failure to fulfill its written commitment. The arbitral tribunal’s award established that the counterparty committed a breach of contract and shall pay damages to Einride of USD 9,552,778 plus default interest from February 4, 2025. The counterparty shall also reimburse Einride’s legal costs of SEK 9,312,597 (excl. VAT) plus interest and bear all costs of the arbitration proceedings. Einride has formally requested payment in accordance with the award.

Note 29. Commitments and contingencies

On November 15, 2024, the Group initiated legal proceedings against Performance Team LLC and its wholly owned subsidiary Performance Team Logistics LLC (collectively, “Maersk”). The dispute stems from Maersk’s alleged wrongful termination of an agreement for transport services, a termination the Group believes was without cause and in breach of contract.

To fulfill the Maersk agreement, the Group contracted with BYD Motors LLC (“BYD”) for vehicles and Voltera Power, LLC f/k/a EVConnex, LLC (“Voltera”) for charging infrastructure. Maersk’s purported termination altered the Group’s needs from these suppliers. On November 13, 2024 and December 2, 2024, BYD and Voltera filed legal actions against the Group to seek damages in relation to the service agreements for BYD and Voltera to respectively provide trucks and charging infrastructure. The cases are in preliminary stages with many of the arrangements yet to be finalized. The BYD and Voltera cases have been set for trial starting in April 2026 and December 2026.

Given the uncertainty of the litigation and the preliminary stage of the disputes, the Group is unable to estimate the range of reasonably possible loss that may result from the disputes. Because the proceedings are in preliminary stages and significant case details need to be determined, no provisions were recognized on December 31, 2025 or 2024.

As at December 31, 2025 and 2024, the Group held the following:

	For the year ended December 31,
	BYD		Voltera		Maersk
(SEK in thousands)	2025	2024	2025	2024	2025	2024
Trade and other receivables	354	1,133	-	-	15,578	27,645
Trade payables (including accruals)	121,757	140,085	68,220	42,631	-	-
Right-of-use asset	-	-	266,030	345,200	-	-
Lease liability	-	-	305,486	375,087	-	-

The Group’s contracts with customers typically include minimum commitments for both parties - transport capacity for the Group and monthly minimum fees for the customer. The Group has consistently been able to meet the commitments with no shortfalls under the agreements to provide the customer with its contracted capacity.